Chapman and Cutler LLP	111 West Monroe Street
Chicago, Illinois 60603

June 29, 2012

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re:	FT 3570

Georgetown Capital Appreciation Portfolio,

3rd Quarter 2012 Series

(the "Fund")

Ladies/Gentlemen:

On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of the Fund, there is enclosed Amendment No. 3 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed and amended on May 4, 2012 and further amended on June 26, 2012 with the Securities and Exchange Commission (the "Commission").

We have previously requested from the Commission selective review of the inclusion in the Fund of hypothetical performance information for each of the investment strategies employed by the Fund. In response to certain questions raised and comments received by the staff of the Commission in a phone conversation on June 22, 2012 we amended the Registration Statement on June 26, 2012 to incorporate these changes in the Prospectus. Corresponding revisions to the Prospectus in response to comments received from the staff of the Commission on previous Amendments have been incorporated in this filing. As an example of a similar unit investment trust that employed the same strategies as the Fund is FT 3400 (File No. 333-179327), declared effective by the Commission on March 30, 2012.

Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible today.

In addition to Amendment No. 3 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent

Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at (312) 845-3017.

Very truly yours,

CHAPMAN AND CUTLER LLP

EFF/arr